Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-289467) on August 11, 2025 was deferred pursuant to Rule 456(b) and 457(r) under the Securities Act and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registrant is registering shares of common stock having a proposed maximum aggregate offering price of $500,000,000 pursuant to this prospectus supplement.